CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Unaudited) - USD ($) $ in Thousands	Total	IPO	Ordinary Shares	Ordinary Shares IPO	Preferred Shares	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Deficit
Balance at Dec. 31, 2016	$ 16,307		$ 6		$ 13	$ 43,502		$ (27,214)
Balance, shares at Dec. 31, 2016			2,305,743		5,193,427
Exercise of options into ordinary shares	4					4
Exercise of options into ordinary shares, shares			1,920
Share-based compensation	297					297
Net loss	(3,417)							(3,417)
Balance at Mar. 31, 2017	13,191		$ 6		$ 13	43,803		(30,631)
Balance, shares at Mar. 31, 2017			2,307,663		5,193,427
Balance at Dec. 31, 2017	68,515		$ 37			115,692		(47,214)
Balance, shares at Dec. 31, 2017			13,751,390
Exercise of options into ordinary shares, shares			39,665
Share-based compensation	4,541					4,541
Issuance of ordinary shares in public offering, net of issuance expense and underwriters' discounts		$ 64,193		$ 5			$ 64,188
Issuance of ordinary shares in public offering, net of issuance expense and underwriters' discounts, shares				1,682,926
Net loss	(13,382)							(13,382)
Balance at Mar. 31, 2018	$ 123,867		$ 42			$ 184,421		$ (60,596)
Balance, shares at Mar. 31, 2018			15,473,981